SUPPLEMENTARY INFORMATION - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Supplementary Information
Restricted cash and cash equivalents			$ 6	$ 411
Restricted cash and cash equivalents - noncurrent			36	0
Accrued and other current liabilities			1,031	1,269
Accrued payroll			$ 383	250
Water District Settlement Fund
Supplementary Information
Litigation settlement payment	$ 408	$ 408
Accrued settlement amount				$ 405